THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
January 31, 2026 (Unaudited)

Schedule of Investments
Common Stock†† — 98.6%
	SHARES	VALUE
Argentina — 3.5%

Consumer Discretionary — 3.5%
MercadoLibre *	13,598	$29,205,648

Total Argentina		29,205,648

Australia — 0.7%

Health Care — 0.7%
Pro Medicus	46,281	5,916,715

Total Australia		5,916,715

Belgium — 1.7%

Health Care — 1.7%
argenx ADR *	16,542	13,903,551

Total Belgium		13,903,551

Canada — 4.8%

Consumer Discretionary — 1.7%
Dollarama	104,261	14,050,522

Information Technology — 3.1%
Shopify, Cl A *	194,088	25,470,168

Total Canada		39,520,690

Germany — 0.9%

Communication Services — 0.9%
CTS Eventim & KGaA	88,074	7,401,861

Total Germany		7,401,861

India — 6.9%

Consumer Discretionary — 2.7%
Titan	509,558	22,048,711

Financials — 4.2%
Bajaj Finance	2,007,467	20,310,273

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
January 31, 2026 (Unaudited)

Common Stock†† — continued
	SHARES	VALUE
Financials — (continued)
HDFC Bank	1,415,882	$14,316,373
		34,626,646

Total India		56,675,357

Japan — 2.1%

Information Technology — 2.1%
Keyence	47,400	17,389,188

Total Japan		17,389,188

Netherlands — 6.2%

Financials — 1.9%
Adyen *	10,450	15,495,782

Information Technology — 4.3%
ASML Holding, Cl G	25,105	35,724,415

Total Netherlands		51,220,197

South Korea — 1.7%

Information Technology — 1.7%
SK hynix	23,026	14,376,916

Total South Korea		14,376,916

Sweden — 2.3%

Communication Services — 2.3%
Spotify Technology *	37,561	18,793,646

Total Sweden		18,793,646

Switzerland — 5.1%

Consumer Discretionary — 1.7%
On Holding, Cl A *	308,102	13,941,616

Health Care — 3.4%
Galderma Group	148,350	27,652,289

Total Switzerland		41,593,905

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
January 31, 2026 (Unaudited)

Common Stock†† — continued
	SHARES	VALUE
Taiwan — 5.3%

Information Technology — 5.3%
Taiwan Semiconductor Manufacturing ADR	132,248	$43,715,899

Total Taiwan		43,715,899

United Kingdom — 1.4%

Financials — 1.4%
3i Group PLC	248,943	11,436,179

Total United Kingdom		11,436,179

United States — 56.0%

Communication Services — 9.0%
Alphabet, Cl A	145,182	49,071,516
Netflix *	296,799	24,779,748
		73,851,264

Consumer Discretionary — 11.9%
Amazon.com *	167,496	40,081,793
Carvana, Cl A *	45,550	18,270,560
DoorDash, Cl A *	117,447	24,032,005
Flutter Entertainment *	97,524	16,106,089
		98,490,447

Financials — 4.3%
Intercontinental Exchange	100,802	17,517,372
Visa, Cl A	56,305	18,120,638
		35,638,010

Health Care — 4.5%
Intuitive Surgical *	48,174	24,290,294
IRhythm Holdings *	82,879	12,805,634
		37,095,928

Industrials — 9.7%
Axon Enterprise *	52,899	25,580,898
Bloom Energy, Cl A *	65,169	9,864,632
Builders FirstSource *	134,515	15,388,516
Carlisle	47,195	16,088,304

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
January 31, 2026 (Unaudited)

Common Stock†† — continued
	SHARES	VALUE
Industrials — (continued)
Tetra Tech	341,482	$12,860,212

		79,782,562

Information Technology — 16.6%
AppLovin, Cl A *	28,455	13,462,345
Cloudflare, Cl A *	92,705	16,441,232
NVIDIA	413,928	79,114,059
Samsara, Cl A *	431,897	12,114,711
ServiceNow *	131,049	15,334,043

		136,466,390

Total United States		461,324,601

Total Common Stock
(Cost $492,589,313)		812,474,353

Total Investments— 98.6%
(Cost $492,589,313)		$812,474,353

Percentages are based on Net Assets of $824,246,663.

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

SAN-QH-001-3200

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